Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 93	$ 405	$ (1,206)
Other comprehensive income (loss)
Net change in unrealized losses on available-for-sale investments	1	(3)	(7)
Net change in fair value of derivatives designated as cash flow hedges during the year, net of income taxes of nil (February 28, 2018 and February 28, 2017 - income taxes of nil)	(2)	1	2
Amounts reclassified to net income (loss) during the year, net of income taxes of nil (February 28, 2018 and February 28, 2017 - income taxes of nil)	3	(2)	(1)
Foreign currency translation adjustment	(6)	12	(3)
Increase (Decrease) in Obligation, Other Postretirement Benefits	0	(1)	0
Other comprehensive income (loss)	(4)	7	(9)
Comprehensive income (loss)	$ 89	$ 412	$ (1,215)